Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property and Equipment [Abstract]
Property and Equipment
3.	Property and equipment

As of September 30, 2023 and December 31, 2022, property and equipment, net, consisted of the following:

	September 30,	December 31,
	2023	2022
Land	$1,839,596	$1,839,596
Computers and equipment	1,361,716	1,321,708
Furniture and fixtures	143,874	143,874
Automobile	101,269	69,083
Leasehold improvements	383,879	95,991
Buildings	4,162,088	4,162,088
	7,992,422	7,632,340
Less - accumulated depreciation	(677,498)	(309,290)
Property and Equipment, net	$7,314,924	$7,323,050

Depreciation expense was $128,517 and $39,402 for the three months ended September 30, 2023 and 2022, respectively. Depreciation expense was $368,208 and $133,963 for the nine months ended September 30, 2023 and 2022, respectively.

3.	Property and equipment

As of December 31, 2022 and 2021, property and equipment, net, consisted of the following:

	December 31,	December 31,
	2022	2021
Land	$1,839,596	$863,973
Computers and equipment	1,321,708	173,498
Furniture and fixtures	143,874	9,710
Automobile	69,083	21,050
Leasehold improvements	95,991	15,027
Buildings	4,162,088	997,711
	7,632,340	2,080,969
Less - accumulated depreciation	(309,290)	(45,903)
Property and Equipment, net	$7,323,050	$2,035,066

Depreciation expense was $263,387 and $45,903 for the years ended December 31, 2022 and 2021, respectively.